Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
Schedule of fair value and carrying value of financial instruments

At December 31, 2012, the fair values of our financial instruments approximated their carrying values in our consolidated financial statements, except as follows:

	Carrying	Fair
	Amount	Value
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015	$49,274	$51,117
Mortgage note payable, 6.21% interest rate, due in 2016	24,441	27,109
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019	10,247	11,126
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021	9,165	10,460
	$93,127	$99,812